ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Successor
Waldencast plc (“Waldencast”), formerly known as Waldencast Acquisition Corp., is a Jersey company. Waldencast was originally incorporated on December 8, 2020 as a Cayman Islands exempted company and a blank check company solely for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 18, 2021, Waldencast consummated an initial public offering of 34,500,000 units (the “IPO”), with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”) to acquire one Class A ordinary share (together, a “Unit”), at $10.00 per Unit.
In connection with the Business Combination (as defined below), on July 26, 2022, with the approval of Waldencast’s shareholders, and in accordance with the Cayman Companies Act (the “Cayman Act”), the Companies (Jersey) Law 1991, as amended (the “Jersey Companies Law”) and Waldencast’s amended and restated memorandum and articles of association, Waldencast effected a deregistration under the Cayman Act and a domestication under Part 18C of the Jersey Companies Law (by means of filing a memorandum and articles of association with the Registrar of Companies in Jersey), pursuant to which Waldencast’s jurisdiction of incorporation was changed from the Cayman Islands to Jersey (the “Domestication”). Upon the effective time of the Domestication, Waldencast Acquisition Corp. was renamed Waldencast plc.
On July 27, 2022 (the “Closing Date”), Waldencast acquired Obagi Global Holdings Limited, a Cayman Islands exempted company, and its subsidiaries (collectively, “Obagi”) and Milk Makeup LLC, a Delaware limited liability company, and its subsidiaries (collectively “Milk”) (the “Business Combination”), as described below in “Note 4. Business Combinations.” Following the Business Combination, the Company (as defined below) conducts its business through the following reportable segments: (i) Obagi Skincare and (ii) Milk Makeup.

Obagi is a global skincare company that develops, markets, and sells proprietary-topical aesthetic and therapeutic prescription-strength skincare systems and related products primarily in the physician-dispensed market. Obagi provides cosmetic, over-the-counter (“OTC”) and prescription products.

Milk Makeup develops and sells cosmetic, skin care and other beauty products. The brand creates vegan, cruelty-free, clean formulas from its Milk headquarters in downtown New York City. Milk’s products are offered through its U.S. website, www.milkmakeup.com, and its retail partners including Sephora in North America, Europe, the Middle East, Australia, Cult Beauty, and ASOS online.
As a result of the Business Combination, Waldencast is organized as an “Up-C” structure, whereby the equity interests of Obagi and Milk are held by Waldencast Partners LP (“Waldencast Partners LP”), a Cayman Islands exempted limited partnership and indirect subsidiary of Waldencast, which is an entity that is classified as a partnership for U.S. federal income tax purposes.
Predecessor
Obagi Global Holdings Limited is a holding company incorporated in the Cayman Islands that conducts all operations through its wholly-owned subsidiaries. Obagi is a global skincare company that develops, markets, and sells proprietary-topical aesthetic and therapeutic prescription-strength skincare systems and related products primarily in the physician-dispensed market. Obagi provides cosmetic, OTC and prescription products.
In November 2020, the Board of Directors of Obagi approved (i) an increase in the number of Obagi’s authorized ordinary shares from 50,000 to 25,000,000, (ii) an issuance of 4,000,000 ordinary shares to ZhongHua Finance Acquisition Fund I, L.P. (“ZhongHua”), and (iii) a two-for-one stock split of Obagi’s issued and outstanding ordinary shares (in combination with the share issuance to ZhongHua, the “Stock Split”), all of which became effective on December 2, 2020. Obagi was held by a single shareholder, and the share issuance to ZhongHua was deemed akin to a stock split. All share, per share amounts and related shareholders’ equity balances presented herein have been retroactively adjusted to reflect the impact of the Stock Split.
On July 15, 2021, ZhongHua, Obagi’s sole shareholder, transferred its shares to its affiliate, Cedarwalk Skincare Ltd. (“Cedarwalk”), which became the new sole shareholder of Obagi. This transfer between affiliates did not result in any change of control.
Immediately prior to the closing of the Business Combination, Obagi carved out and distributed all of the outstanding shares of its subsidiary, Obagi Hong Kong Limited (“Obagi Hong Kong” or “Obagi HK”) to its shareholder, Cedarwalk (the “Obagi China Distribution”). All sales of Obagi products in the People’s Republic of China, inclusive of the Hong Kong Special Administrative Region, the Macau Special Administrative Region, and Taiwan (the “China Region”) prior to the Business Combination had been conducted through Obagi Hong Kong and its subsidiaries (the “Obagi China Business”), which were not acquired by Waldencast in the Business Combination.
Basis of Presentation
Waldencast has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
In accounting for the Business Combination, Waldencast was deemed to be the legal and the accounting acquirer (referred to as the “Successor”), however, Obagi was deemed to be the predecessor entity for financial reporting purposes (referred to as the “Predecessor”). Under the acquisition method of accounting, Waldencast’s assets and liabilities retained their carrying values and the assets and liabilities associated with Obagi and Milk were recorded at their fair values measured as of the acquisition date, which created a new basis of accounting.
This change in accounting basis is represented in the accompanying consolidated financial statements by a black line, which appears between the columns entitled Successor and Predecessor in the financial statements and in the relevant accompanying notes. The black line signifies that the consolidated financial statements presented for the Company after the Closing Date (the “Successor Period”) are presented on a measurement basis different from those for the period prior to the Closing Date (the “Predecessor Periods”). As a result of the application of the acquisition method of accounting as of the Closing Date, the financial statements for the Predecessor Periods (which only includes Obagi, including the Obagi China Business, through July 27, 2022) and for the Successor Period (which includes Waldencast and its subsidiaries from July 28, 2022 to December 31, 2022) are presented on a different basis of accounting and are, therefore, not comparable.
Unless the context requires otherwise, the “Company” refers to Obagi for periods prior to the Business Combination and to Waldencast together with its consolidated subsidiaries, as the Successor for periods after the Business Combination.